INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 2,660,868	$ 4,292,178
State and Local Jurisdiction [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	13,273,776	10,612,908
Operating Loss Carryforwards	17,560,932	12,796,384
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 584,846	$ 466,599
Tax Credit Carryforward, Expiration Date	Dec. 31, 2031	Dec. 31, 2031
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 14,767,832	$ 11,018,952
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 428,982	$ 358,038
Tax Credit Carryforward, Expiration Date	Dec. 31, 2026	Dec. 31, 2026